Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities (including discontinued operations)
Profit before taxes from continuing operations	$ 175	$ 238	$ 728	[1]
Profit before taxes from discontinued operations	4	116	3
Profit before taxes	179	354	731
Adjustments to reconcile to net cash:
Interest expense on leases	117	131	131
Interest expense on debt and other financing	595	497	400
Interest and other financial income	(28)	(18)	(23)
Adjustments for non-cash items:
Depreciation and amortization	1,338	1,364	1,196
Share of profit in joint ventures	(42)	(32)	(210)	[1]
Gain on disposal and impairment of assets, net	(10)	(122)	(6)
Share-based compensation	52	29	17
Revaluation of previously held interest in Guatemala	0	0	(670)
Loss from other associates and joint ventures, net	3	0	39
Other non-cash non-operating (income) expenses, net	(36)	77	50
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets, net	(245)	(104)	(93)
Decrease (increase) in inventories	11	5	9
Increase (decrease) in trade and other payables, net	47	(37)	6
Changes in contract assets, liabilities and costs, net	65	(14)	(5)
Total changes in working capital	(123)	(151)	(81)
Interest paid on leases	(115)	(128)	(140)
Interest paid on debt and other financing	(505)	(411)	(355)
Interest received	31	8	4
Taxes paid	(233)	(316)	(127)
Net cash provided by operating activities	1,223	1,284	956
Cash flows from investing activities (including discontinued operations):
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	(283)	(2,000)
Financing exit from the Ghana joint venture	0	0	(37)
Proceeds from the disposal of subsidiaries and associates	0	152	30
Purchase of spectrum and licenses	(236)	(93)	(37)
Purchase of other intangible assets	(133)	(179)	(98)
Purchase of property, plant and equipment	(814)	(800)	(740)
Proceeds from sale of property, plant and equipment	17	21	11
Proceeds from disposal of equity investments, net of costs	0	0	163
Dividends and dividend advances received from joint ventures and associates	63	10	13
Settlement of derivative financial instruments	(26)	11	0
Transfer (to) / from pledge deposits, net	(6)	33	(33)
Loans granted within the Tigo Money lending activity, net	(4)	(3)	0
Cash (used in) provided by other investing activities, net	24	25	26
Net cash used in investing activities	(1,116)	(1,104)	(2,703)
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing	362	1,570	3,113
Repayment of debt and other financing	(632)	(2,127)	(1,335)
Loan repayment from joint venture	0	0	193
Lease capital repayment	(177)	(157)	(137)
Capital injection in subsidiary (Non-controlling interests' portion)	74	0	0
Proceeds from the rights offering, net of costs	0	717	0
Advances and dividends paid to non-controlling interests	0	(4)	(6)
Share repurchase program	(5)	0	(50)
Net cash from (used in) financing activities	(377)	(1)	1,777
Exchange impact on cash and cash equivalents, net	6	(11)	(10)
Net increase (decrease) in cash and cash equivalents	(264)	168	20
Cash and cash equivalents, beginning balance	1,039	895	875
Effect of cash in disposal group held for sale	0	(24)	0
Cash and cash equivalents, ending balance	$ 775	$ 1,039	$ 895

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.